Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Company-Selected Metric: Pre-Tax Income ($ millions)(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$23,084,330	$34,073,585	$6,401,491	$8,212,335	$266.64	$212.81	$2,068	$2,643
2023	$34,912,956	$39,837,679	$8,397,928	$8,689,563	$216.24	$153.55	$1,739	$2,280
2022	$17,626,494	$24,783,921	$6,073,940	$7,110,695	$209.25	$145.26	$1,509	$2,022
2021	$13,656,209	$33,838,591	$4,865,740	$7,591,527	$192.74	$165.02	$1,403	$1,791

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote	The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Mr. Reilly (our Chief Executive Officer) and the average for our NEOs excluding Mr. Reilly, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for Fiscal 2024.” Mr. Reilly served as our PEO for the full fiscal year in 2024, 2023, 2022, and 2021. Our non-PEO NEOs included: (a) for fiscal year 2024, Messrs. Shoukry, Bunn, and Curtis and Ms. Loykhter Allaire; (b) for fiscal year 2023 and 2022, Messrs. Shoukry, Bunn, Curtis, and Tashtego S. Elwyn; and (c) for fiscal year 2021, Messrs. Shoukry, Bunn, John C. Carson, Jr., and Ms. Loykhter Allaire.
Peer Group Issuers, Footnote	The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on September 30, 2020. For purposes of this disclosure, the Peer Group in column (g) is defined as the Dow Jones U.S. Investment Services index.
PEO Total Compensation Amount	$ 23,084,330	$ 34,912,956	$ 17,626,494	$ 13,656,209
PEO Actually Paid Compensation Amount	$ 34,073,585	39,837,679	24,783,921	33,838,591
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP to Mr. Reilly, and the average CAP to our NEOs excluding Mr. Reilly, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reilly or the rest of our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth in the sections below entitled “PEO SCT Total to CAP Reconciliation” and “Non-PEO NEO Average SCT Total to Average CAP Reconciliation” were made to total compensation as reported in the SCT for each year to determine the CAP for Mr. Reilly and the average for our NEOs excluding Mr. Reilly, respectively.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2024	2023	2022	2021
SCT Total	$23,084,330	$34,912,956	$17,626,494	$13,656,209
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(10,549,900)	$(24,806,053)	$(8,399,938)	$(5,930,786)
∓ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$13,502,448	$26,626,504	$11,955,335	$11,046,655
∓ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$6,308,750	$391,686	$2,427,263	$13,414,882
∓ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
∓ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,045,431	$1,866,361	$656,403	$1,228,298
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$682,526	$846,225	$518,364	$423,333
Compensation Actually Paid	$34,073,585	$39,837,679	$24,783,921	$33,838,591

Non-PEO NEO Average Total Compensation Amount	$ 6,401,491	8,397,928	6,073,940	4,865,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,212,335	8,689,563	7,110,695	7,591,527
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP to Mr. Reilly, and the average CAP to our NEOs excluding Mr. Reilly, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Reilly or the rest of our NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth in the sections below entitled “PEO SCT Total to CAP Reconciliation” and “Non-PEO NEO Average SCT Total to Average CAP Reconciliation” were made to total compensation as reported in the SCT for each year to determine the CAP for Mr. Reilly and the average for our NEOs excluding Mr. Reilly, respectively.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024	2023	2022	2021
Average SCT Total	$6,401,491	$8,397,928	$6,073,940	$4,865,740
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,168,661)	$(4,968,583)	$(2,331,126)	$(981,554)
∓ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,467,638	$4,720,630	$2,878,263	$1,653,311
∓ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$1,271,791	$79,638	$307,916	$1,804,171
∓ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
∓ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$125,787	$298,716	$89,930	$189,771
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$114,289	$161,234	$91,772	$60,088
Average Compensation Actually Paid	$8,212,335	$8,689,563	$7,110,695	$7,591,527

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR

CAP to PEO	Avg CAP to Non-PEO NEOs	RJF TSR	Peer TSR

Compensation Actually Paid vs. Net Income	CAP vs. Net Income

CAP to PEO	Avg CAP to Non-PEO NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure	CAP vs. Pre-Tax Income

CAP to PEO	Avg CAP to Non-PEO NEOs	Pre-Tax Income

Total Shareholder Return Vs Peer Group	CAP vs. TSR

CAP to PEO	Avg CAP to Non-PEO NEOs	RJF TSR	Peer TSR

Tabular List, Table	Pre-tax Income •Net Revenue •Adjusted ROE(1) (1)
Total Shareholder Return Amount	$ 266.64	216.24	209.25	192.74
Peer Group Total Shareholder Return Amount	212.81	153.55	145.26	165.02
Net Income (Loss)	$ 2,068,000,000	$ 1,739,000,000	$ 1,509,000,000	$ 1,403,000,000
Company Selected Measure Amount	2,643,000,000	2,280,000,000	2,022,000,000	1,791,000,000
PEO Name	Mr. Reilly
Additional 402(v) Disclosure	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Pre-Tax Income is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROE
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,549,900)	$ (24,806,053)	$ (8,399,938)	$ (5,930,786)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,502,448	26,626,504	11,955,335	11,046,655
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,308,750	391,686	2,427,263	13,414,882
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,045,431	1,866,361	656,403	1,228,298
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	682,526	846,225	518,364	423,333
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,168,661)	(4,968,583)	(2,331,126)	(981,554)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,467,638	4,720,630	2,878,263	1,653,311
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,271,791	79,638	307,916	1,804,171
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,787	298,716	89,930	189,771
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 114,289	$ 161,234	$ 91,772	$ 60,088